Property, Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

7.      Property, plant and equipment, net

Property, plant and equipment consists of the following:

	As of,
	September 30, 2025	December 31, 2024
	(Unaudited)
Production equipment	$1,725,783	$1,905,670
Electronic equipment	42,024	44,539
Office furniture	90,157	73,494
Motor vehicles	23,891	23,891
Research and development equipment	123,135	107,660
Leasehold improvement	261,269	192,869
Construction in progress	129,510	—
	2,395,769	2,348,123
Less: accumulated depreciation	(1,162,687)	(709,668)
Less: impairment loss	—	(87,392)
Property, plant and equipment, net	$1,233,082	$1,551,063

For the nine months ended September 30, 2025, the Group recorded depreciation expenses of US$595,360, which were recorded of US$438,313 as cost of revenues, and US$142,005 as general and administrative expenses, and US$15,042 as research and development expenses, respectively. For the nine months ended September 30, 2024, the Group recorded depreciation expenses of US$137,472, which were recorded of US$119,677 as cost of revenues and US$17,795 as general and administrative expenses, respectively.

For the period ended September 30, 2025, the Group disposed of property, plant and equipment with an original cost of US$284,385 and accumulated depreciation of US$142,340, resulting in a gross loss disposal of US$142,045. An impairment loss of US$87,392 on these assets was subsequently written off, ultimately giving rise to a net loss on disposal of fixed assets of US$54,653.

As of September 30, 2025, equipment valued at US$129,510 had been received and installed by the Group, but remained pending final inspection and acceptance by the Group.

7.      Property, plant and equipment, net

Property, plant and equipment consists of the following:

	As of December 31,
	2024	2023
Production equipment	$1,905,670	$833,675
Electronic equipment	44,539	20,468
Office furniture	73,494	21,500
Motor vehicles	23,891	—
Research and development equipment	107,660	—
Leasehold improvement	192,869	125,727
	2,348,123	1,001,370
Less: accumulated depreciation	(709,668)	(214,838)
Less: impairment loss	(87,392)	—
Property, plant and equipment, net	$1,551,063	$786,532

For the year ended December 31, 2024, the Group recorded depreciation expenses of US$494,830, which were recorded of US$439,229 as cost of revenues, and US$45,980 as general and administrative expenses, and US$9,621 as Research and Development expenses, respectively.

For the year ended December 31, 2023, the Group recorded depreciation expenses of US$86,636, which were recorded of US$85,097 as cost of revenues and US$1,539 as general and administrative expenses, respectively.